OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative)			3 Months Ended		12 Months Ended
	Jun. 01, 2021 USD ($)	Apr. 14, 2021 USD ($) ft²	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2021
Operating lease term		5 years						5 years
Area of land | ft²		8,100
Lease payments increase percentage	2.40%	2.40%
Right of use asset			$ 337,036		$ 372,451	$ 507,706
Operating lease liability			348,997		384,382	517,890
Operating lease expense			$ 29	$ 28,701	$ 33,218	$ 196,939
Accounting Standards Update 2016-02 [Member]
Right of use asset							$ 702,888
Operating lease liability							$ 702,888
CALIFORNIA
Initial lease payments	$ 13,148	$ 13,148
Estimated incremental borrowing rate		7.50%